RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Term of Charter		5 years
PT Pesona
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0.5	$ 0.4	$ 0.4
Golar LNG Limited
Related Party Transaction [Line Items]
Notification period for indemnification		5 years
PTGI | PT Pesona
Related Party Transaction [Line Items]
Ownership percentage		51.00%
Golar Partners, Common Units
Related Party Transaction [Line Items]
Number of earn-out units	374,295
Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of earn-out units	7,639